Note 9 - Convertible Promissory Note (Detail) - Fair Value Convertible Promissory NOtes (USD $)	3 Months Ended		9 Months Ended		70 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Cash received from convertible promissory notes			$ 50,000
Derivative loss on inception date			203,868
Fair value of convertible promissory notes on inception date	253,868		253,868		253,868
Change in fair value	81,482	(18,000)	86,052	(18,000)	86,052
Fair value as at September 30, 2012	$ 167,816		$ 167,816		$ 167,816